Flow-through shares liability (Tables)	12 Months Ended
Dec. 31, 2022
Flow-through shares liability
Schedule of flow-through shares liability

	2022	2021
	$	$
Balance – Beginning of year	914	—
Deferred premium on flow-through shares issued, net of share issue costs	—	7,885
Recognition of deferred premium on flow-through share	(914)	(6,971)
Balance – End of year	—	914